Deferred income tax assets and liabilities and income tax expense - Schedule of deferred tax assets and liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Apr. 03, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred income tax asset, net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset (liabilities), net	$ 18,743	$ 7,984	$ 5,928	$ 6,100	$ 8,915
Deferred income tax liabilities, net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset (liabilities), net	$ (165,286)	$ (141,741)	$ (38,093)	$ (34,940)	$ (47,474)